Commitments and Contingencies (Details) - Schedule of Future Minimum Payments - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Schedule of Future Minimum Payments [Abstract]
Remainder of 2023	$ 171
2024	263
2025	164
2026	108
2027	101
Total future lease payments	807
Less: imputed interest	(80)
Present value of lease liabilities	$ 727	$ 834